UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21414

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST II
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Principal Protected Main Street Fund II

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--70.9%(1)
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $97,228,398)                     2,827,502       $119,659,868

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--28.1%
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 4.128%, 2/15/11(2,3)                                             $56,465,000         47,078,541
STRIPS, 3.840%, 5/15/11(2)                                                   441,000            365,806
                                                                                        ------------------
Total U.S. Government Obligations (Cost $47,925,220)                                         47,444,347

                                                                              Shares
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--1.3%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%
(1,4)(Cost $2,251,390)                                                     2,251,390          2,251,390
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $147,405,008)                                  169,355,605
-----------------------------------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--17.5%(5)
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--17.5%

Undivided interest of 0.16% in joint
repurchase agreement (Principal Amount/Value
$3,650,000,000, with a maturity value of
$3,650,541,417) with Nomura Securities,
5.34%, dated 11/30/06, to be repurchased at
$5,907,552 on 12/1/06, collateralized by U.S.
Agency Mortgages, 0.00%-7.374%,
3/15/14-10/25/44, with a value of
$3,723,000,000                                                            $5,906,676          5,906,676
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.39% in joint
repurchase agreement (Principal Amount/Value
$1,500,000,000, with a maturity value of
$1,500,221,771) with Banc of America
Securities LLC, 5.3225%, dated 11/30/06, to
be repurchased at $5,900,872 on 12/1/06,
collateralized by U.S. Agency Mortgages,
0.00%-5%, 7/1/35-11/15/36, with a value of
$1,530,000,000                                                             5,900,000          5,900,000
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.47% in joint
repurchase agreement (Principal Amount/Value
$1,250,000,000 with a maturity value of
$1,250,185,764) with ING Financial Markets
LLC, 5.35%, dated 11/30/06, to be repurchased
at $5,900,877 on 12/1/06, collateralized by
U.S. Agency Mortgages, 0.00%-5.92%,
3/15/20-10/25/36, with a value of
$1,275,001,024                                                             5,900,000          5,900,000
-----------------------------------------------------------------------------------------------------------


1  |  Oppenheimer Principal Protected Main Street Fund II

Oppenheimer Principal Protected Main Street Fund II

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


-----------------------------------------------------------------------------------------------------------
Undivided interest of 1.97% in joint
repurchase agreement (Principal Amount/Value
$300,000,000, with a maturity value of
$300,044,583) with GX Clarke, 5.35%, dated
11/30/06, to be repurchased at $5,900,877 on
12/1/06, collateralized by U.S. Agency
Mortgages, 0.00%-10.35%, 12/1/06-7/15/36,
with a value of $306,001,111                                               5,900,000          5,900,000
-----------------------------------------------------------------------------------------------------------
Undivided interest of 2.36% in joint
repurchase agreement (Principal Amount/Value
$250,000,000, with a maturity value of
$250,036,806) with Societe Generale, New York
Branch, 5.30%, dated 11/30/06, to be
repurchased at $5,900,869 on 12/1/06,
collateralized by U.S. Agency Mortgages,
0.00%-5.50%, 1/15/08-4/1/36, with a value of
$255,000,946                                                               5,900,000          5,900,000
-----------------------------------------------------------------------------------------------------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $29,506,676)                                                         29,506,676

-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $176,911,684)                                117.8%       $198,862,281
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (17.8)        (30,047,529)
                                                                     -------------------------------------
Net Assets                                                                     100.0%       $168,814,752
                                                                     =====================================

Footnotes to Statement of Investments

1. Represents ownership of an affiliated fund, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


                                                          SHARES        GROSS        GROSS               SHARES
                                                 AUGUST 31, 2006    ADDITIONS   REDUCTIONS    NOVEMBER 30, 2006
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.24%*                                                 --     5,065,973    2,814,583           2,251,390

Oppenheimer Main Street Fund, Cl. Y                    2,719,923       457,071      349,492           2,827,502

                                                                  DIVIDEND       REALIZED
                                                      VALUE         INCOME           GAIN
-----------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.24%*                                  $  2,251,390   $     14,036     $       --

Oppenheimer Main Street Fund, Cl. Y             119,659,868             --        165,513

    * The money market fund and the Fund are affiliated by having the same investment advisor.

2. Zero coupon bond reflects effective yield on the date of purchase.
3. Partial or fully-loaned security. See accompanying Notes.
4. Rate shown is the 7-day yield as of November 30, 2006.

2  |  Oppenheimer Principal Protected Main Street Fund II

Oppenheimer Principal Protected Main Street Fund II

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


NOTES TO STATEMENT OF INVESTMENTS

WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.

The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person.

The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty

3  |  Oppenheimer Principal Protected Main Street Fund II

Oppenheimer Principal Protected Main Street Fund II

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral

4  |  Oppenheimer Principal Protected Main Street Fund II

Oppenheimer Principal Protected Main Street Fund II

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2006, the Fund had on loan securities valued at $29,427,227, which are included in the Statement of Assets and Liabilities in the annual & semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $29,506,676 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                $178,959,363
                                                              ============

Gross unrealized appreciation                                 $ 20,383,792
Gross unrealized depreciation                                     (480,874)
                                                              ------------
Net unrealized appreciation                                   $ 19,902,918
                                                              ============

5  |  Oppenheimer Principal Protected Main Street Fund II

Oppenheimer Principal Protected Main Street Fund II

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


STATEMENT OF INVESTMENTS AND NOTES FOR OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)


6  |  Oppenheimer Principal Protected Main Street Fund II

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
CONSUMER DISCRETIONARY--13.6%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
ArvinMeritor, Inc.                                                            81,600    $     1,412,496
-----------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                 46,200          2,707,782
-----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                         129,500          2,182,075
-----------------------------------------------------------------------------------------------------------
Lear Corp.                                                                    50,900          1,575,355
-----------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                               52,400          1,235,592
                                                                                        -------------------
                                                                                              9,113,300
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.9%
Ford Motor Co.                                                             4,170,200         33,903,726
-----------------------------------------------------------------------------------------------------------
General Motors Corp. 2                                                     1,395,900         40,802,157
-----------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                        429,200         31,662,084
                                                                                        -------------------
                                                                                            106,367,967
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 1                                                   63,100          2,447,649
-----------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                      74,500          1,881,125
-----------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                              46,100          3,161,077
-----------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                              33,800          1,222,884
-----------------------------------------------------------------------------------------------------------
Sotheby's                                                                     50,400          1,566,936
                                                                                        -------------------
                                                                                             10,279,671
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Brinker International, Inc.                                                   45,100          2,050,697
-----------------------------------------------------------------------------------------------------------
Carnival Corp.                                                               312,800         15,324,072
-----------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1,2                                       20,300          1,176,385
-----------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1                                         43,733          2,368,142
-----------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                          43,300          1,189,018
-----------------------------------------------------------------------------------------------------------
International Game Technology                                                101,000          4,421,780
-----------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                       28,700          1,764,763
-----------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                                      140,000         12,818,400
-----------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                              91,400          3,836,058
-----------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                    428,500         27,496,845
-----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                            542,500         33,195,575
                                                                                        -------------------
                                                                                            105,641,735
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.0%
Ethan Allen Interiors, Inc.                                                   32,600          1,156,648
-----------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                 41,400          1,966,500
-----------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                                          66,400          1,399,712
                                                                                        -------------------
                                                                                              4,522,860
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
IAC/InterActiveCorp 1                                                         64,800          2,364,552
-----------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Interactive, Series A 1                          446,700         10,166,892
-----------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                         42,200          1,239,836
                                                                                        -------------------
                                                                                             13,771,280
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co.                                                            114,600          2,981,892
-----------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                  97,800          2,616,150

1 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
-----------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                                                  59,200    $     1,663,520
-----------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                 140,500          3,083,975
                                                                                        -------------------
                                                                                             10,345,537
-----------------------------------------------------------------------------------------------------------
MEDIA--4.4%
CBS Corp., Cl. B                                                             575,500         17,121,125
-----------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                         1,724,500         60,633,420
-----------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                     1,020,400         41,285,384
-----------------------------------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                                                1,265,700         28,794,675
-----------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                       405,100         14,587,651
-----------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                            385,600         22,950,912
-----------------------------------------------------------------------------------------------------------
Idearc, Inc. 1                                                               199,565          5,496,020
-----------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                             176,900          4,770,993
-----------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                              354,413         31,159,991
-----------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                 613,300         40,876,445
-----------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                    2,904,800         59,838,880
-----------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                          510,700         52,173,112
-----------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                          3,228,400         65,019,976
-----------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                      1,253,738         47,027,712
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                        638,100         21,089,205
                                                                                        -------------------
                                                                                            512,825,501
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.8%
Big Lots, Inc. 1                                                             150,800          3,364,348
-----------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                       131,400          4,673,898
-----------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                   187,300          5,620,873
-----------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                   158,500          4,420,565
-----------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                          1,684,700         70,909,023
-----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                          850,900         65,808,606
-----------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                                               953,700         66,377,520
-----------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                            1,152,400         56,490,648
-----------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                                       280,900         48,151,878
-----------------------------------------------------------------------------------------------------------
Target Corp.                                                                  45,800          2,660,522
                                                                                        -------------------
                                                                                            328,477,881
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Abercrombie & Fitch Co., Cl. A                                                35,200          2,373,888
-----------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                           40,200          1,215,648
-----------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                               59,100          2,670,138
-----------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                      73,400          2,532,300
-----------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                            93,400          1,924,974
-----------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                              24,700          2,806,167
-----------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                         124,800          4,994,496
-----------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                           925,000         50,847,250
-----------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                      20,500            277,365
-----------------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                                     42,100            791,059
-----------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                 125,400          3,129,984
-----------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                                                 34,000          1,823,760

2 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
-----------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                      61,200    $     1,482,264
-----------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1                                                             4,000            153,200
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                            2,116,700         39,624,624
-----------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                      25,100          1,279,849
-----------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                                25,800          1,603,728
-----------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                              37,000          1,472,600
-----------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                           3,213,500        122,016,595
-----------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                         799,050         25,321,895
-----------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                          1,527,100         46,057,336
-----------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                   99,750          3,820,425
-----------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                       1,412,700         53,484,822
-----------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                               64,800          3,050,136
-----------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                    47,000          1,465,930
-----------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                              96,100          1,684,633
-----------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                         71,800          1,963,012
-----------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                             68,900          2,135,211
-----------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1                                                        42,600            737,406
-----------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                851,100         21,677,517
-----------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                       1,939,800         53,189,316
-----------------------------------------------------------------------------------------------------------
Tween Brands, Inc. 1                                                          29,300          1,228,256
                                                                                        -------------------
                                                                                            458,835,784
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Brown Shoe Co., Inc.                                                          31,200          1,480,128
-----------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                514,400         22,227,224
-----------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                     66,400          2,231,040
-----------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                           50,400          2,154,600
-----------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                49,000          1,445,500
-----------------------------------------------------------------------------------------------------------
VF Corp.                                                                      35,200          2,759,328
-----------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                    41,900          1,217,614
                                                                                        -------------------
                                                                                             33,515,434
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.6%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Coca-Cola Co. (The)                                                          489,900         22,942,017
-----------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                821,430         50,904,017
                                                                                        -------------------
                                                                                             73,846,034
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Kroger Co. (The)                                                           1,572,700         33,750,142
-----------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                       26,700          1,097,103
-----------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                          22,400          1,098,048
-----------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                             150,100            712,975
-----------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                              1,369,300         42,188,133
-----------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      1,900,900         87,631,490
                                                                                        -------------------
                                                                                            166,477,891
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Campbell Soup Co.                                                            254,600          9,692,622

3 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
-----------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                          911,200   $     23,417,840
-----------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                              68,300          2,924,606
-----------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                             270,300         12,014,835
-----------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                     126,200          4,423,310
                                                                                        -------------------
                                                                                             52,473,213
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.2%
Colgate-Palmolive Co.                                                         63,800          4,150,190
-----------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                    31,300          2,068,617
-----------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                 2,101,685        131,964,801
                                                                                        -------------------
                                                                                            138,183,608
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%

Avon Products, Inc.                                                          269,000          8,780,160
-----------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                          56,700          2,341,143
-----------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                  54,300          1,973,805
                                                                                        -------------------
                                                                                             13,095,108
-----------------------------------------------------------------------------------------------------------
TOBACCO--1.8%
Altria Group, Inc.                                                         2,259,300        190,255,653
-----------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                      303,700         19,509,688
-----------------------------------------------------------------------------------------------------------
UST, Inc.                                                                     65,900          3,689,082
                                                                                        -------------------
                                                                                            213,454,423
-----------------------------------------------------------------------------------------------------------
ENERGY--8.2%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Grey Wolf, Inc. 1                                                            169,800          1,202,184
-----------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                24,800          1,301,008
-----------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                              46,600          3,082,590
-----------------------------------------------------------------------------------------------------------
Parker Drilling Co. 1                                                        136,200          1,311,606
-----------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                                       19,900          1,873,983
-----------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                               44,400          2,456,652
-----------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                           53,600          4,189,912
                                                                                        -------------------
                                                                                             15,417,935
-----------------------------------------------------------------------------------------------------------
OIL & GAS--8.1%
Alon USA Energy, Inc.                                                         41,400          1,289,196
-----------------------------------------------------------------------------------------------------------
Chevron Corp.                                                              2,158,260        156,085,363
-----------------------------------------------------------------------------------------------------------
ConocoPhillips                                                             1,795,796        120,857,071
-----------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                           594,600         43,625,802
-----------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          5,507,496        423,030,768
-----------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                32,700          1,213,497
-----------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                           127,200          4,024,608
-----------------------------------------------------------------------------------------------------------
General Maritime Corp.                                                        33,300          1,172,826
-----------------------------------------------------------------------------------------------------------
Hess Corp.                                                                   120,300          6,047,481
-----------------------------------------------------------------------------------------------------------
Holly Corp.                                                                   41,200          2,225,212
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                       1                 28
-----------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                           883,100         83,346,978
-----------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                 1,426,904         71,830,347
-----------------------------------------------------------------------------------------------------------
OMI Corp.                                                                     59,200          1,382,912

4 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
-----------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                              36,800   $      2,118,208
-----------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                            593,700         13,916,509
-----------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                               12,600            505,008
-----------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                 117,900          8,036,064
-----------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                  79,800          5,621,910
-----------------------------------------------------------------------------------------------------------
USEC, Inc. 1                                                                  69,400            864,724
                                                                                        -------------------
                                                                                            947,194,512
-----------------------------------------------------------------------------------------------------------
FINANCIALS--20.9%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.5%
Ameriprise Financial, Inc.                                                   624,100         33,763,810
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                386,500         58,933,520
-----------------------------------------------------------------------------------------------------------
BlackRock, Inc.                                                               88,300         12,659,571
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                              580,700        113,120,360
-----------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                    106,500          2,157,690
-----------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                                           94,300          1,660,623
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                             1,071,900         78,966,873
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                  1,505,600        131,634,608
-----------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             1,239,838         94,426,062
-----------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                       800             52,056
                                                                                        -------------------
                                                                                            527,375,173
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
KeyCorp                                                                      153,700          5,548,570
-----------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                               154,600         18,341,744
-----------------------------------------------------------------------------------------------------------
National City Corp.                                                          302,000         10,902,200
-----------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                               62,500          1,754,375
-----------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                         215,900         17,628,235
-----------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                               2,130,870         71,682,467
-----------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                             2,157,410        116,910,048
-----------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                          4,390,100        154,707,124
                                                                                        -------------------
                                                                                            397,474,763
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
AmeriCredit Corp. 1                                                          267,900          6,282,255
-----------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                  452,900         35,271,852
-----------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                              15,000            662,100
-----------------------------------------------------------------------------------------------------------
First Marblehead Corp. (The)                                                  25,100          1,878,484
-----------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                      14,900            676,311
                                                                                        -------------------
                                                                                             44,771,002
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.6%
Bank of America Corp.                                                      5,203,039        280,183,650
-----------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                             21,800         11,676,080
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            5,403,146        267,942,010
-----------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A                                32,500          1,728,350
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       4,514,396        208,926,247
                                                                                        -------------------
                                                                                            770,456,337
-----------------------------------------------------------------------------------------------------------
INSURANCE--4.3%
ACE Ltd.                                                                     467,100         26,549,964

5 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------------------------------
Allstate Corp.                                                               731,900    $    46,461,012
-----------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                   37,300          3,194,372
-----------------------------------------------------------------------------------------------------------
American International Group, Inc.                                         1,908,905        134,234,200
-----------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                92,200          5,067,312
-----------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                  211,500         10,947,240
-----------------------------------------------------------------------------------------------------------
CNA Financial Corp. 1                                                         34,800          1,339,800
-----------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                    65,600          1,485,184
-----------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                 58,900          2,790,682
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                152,900         13,112,704
-----------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                       468,384         29,784,539
-----------------------------------------------------------------------------------------------------------
Loews Corp.                                                                  957,800         38,235,376
-----------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                    79,500          5,537,175
-----------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                923,700         54,248,901
-----------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                    34,300          1,783,600
-----------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                              21,300            480,315
-----------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                       16,700          1,164,324
-----------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                        749,800         43,300,950
-----------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   412,200         33,586,056
-----------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                   20,900          1,230,592
-----------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                  45,800          2,774,106
-----------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                  16,700            874,746
-----------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                        1,014,200         52,545,702
-----------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                               17,900            826,264
                                                                                        -------------------
                                                                                            511,555,116
-----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.0%
CapitalSource, Inc.                                                           32,700            890,094
-----------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Trammell Crow Co. 1                                                            6,800            335,240
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Astoria Financial Corp.                                                       48,250          1,442,675
-----------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                        56,700          1,270,647
-----------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                  931,100         36,983,292
-----------------------------------------------------------------------------------------------------------
Fannie Mae                                                                 1,006,400         57,394,992
-----------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1                                                    18,900          1,228,878
-----------------------------------------------------------------------------------------------------------
Freddie Mac                                                                1,167,000         78,375,720
-----------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                         43,100          2,498,076
-----------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                         88,800          3,845,928
-----------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                           102,300          5,443,383
-----------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                      161,229          7,042,483
                                                                                        -------------------
                                                                                            195,526,074
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--11.3%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Amgen, Inc. 1                                                                467,600         33,199,600
-----------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                           82,500          4,311,450
                                                                                        -------------------
                                                                                             37,511,050
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Advanced Medical Optics, Inc. 1                                               41,900          1,466,919

6 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
-----------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                      362,500   $     25,998,500
-----------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                  40,700          1,865,688
-----------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                               34,600            930,740
-----------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                              520,100         27,112,813
-----------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                  33,700          1,683,315
-----------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                                           4,300            214,785
-----------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                 38,600          2,001,796
-----------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                                      304,100         22,187,136
                                                                                        -------------------
                                                                                             83,461,692
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Aetna, Inc.                                                                1,196,800         49,439,808
-----------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                            36,900          1,261,611
-----------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                      254,000         11,681,460
-----------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                        364,800         23,573,376
-----------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                                                          1,332,900         63,046,170
-----------------------------------------------------------------------------------------------------------
Centene Corp. 1                                                               38,500          1,003,310
-----------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  153,200         19,310,860
-----------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                  68,100          3,277,653
-----------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                            15,200            698,744
-----------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                               608,700         32,930,670
-----------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                        88,300          6,251,640
-----------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                      55,100          2,075,617
-----------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                              67,300          3,198,096
-----------------------------------------------------------------------------------------------------------
McKesson Corp.                                                               528,800         26,122,720
-----------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                76,000          2,663,800
-----------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                   2,380,794        116,849,370
-----------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                 28,300          1,827,331
-----------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                          1,264,872         95,712,864
                                                                                        -------------------
                                                                                            460,925,100
-----------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Emdeon Corp. 1                                                               173,200          2,052,420
-----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Applera Corp./Applied Biosystems Group                                       214,400          7,812,736
-----------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                                             117,500          5,150,025
                                                                                        -------------------
                                                                                             12,962,761
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.2%
Abbott Laboratories                                                          732,200         34,164,452
-----------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                              101,700          5,450,103
-----------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                         72,400          1,962,764
-----------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                1,065,300         51,880,110
-----------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                          3,330,144        219,489,791
-----------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                 124,400          2,056,332
-----------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                          3,276,350        145,830,339
-----------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                     103,100          2,091,899
-----------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               9,190,445        252,645,333

7 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
-----------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                69,500    $     1,784,065
-----------------------------------------------------------------------------------------------------------
Wyeth                                                                        244,000         11,780,320
                                                                                        -------------------
                                                                                            729,135,508
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.8%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Armor Holdings, Inc. 1                                                        22,600          1,278,030
-----------------------------------------------------------------------------------------------------------
Boeing Co.                                                                   118,500         10,490,805
-----------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                       908,000         67,954,720
-----------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                              1,425,700         61,276,586
-----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        917,600         82,996,920
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                     1,056,600         70,718,238
-----------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                      40,700            737,484
-----------------------------------------------------------------------------------------------------------
Raytheon Co.                                                               1,389,400         70,914,976
-----------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                    453,400         29,257,902
                                                                                        ------------------
                                                                                            395,625,661
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
EGL, Inc. 1                                                                   31,700          1,012,498
-----------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp. 1                                                                  106,000          3,387,760
-----------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                        129,000          5,242,560
-----------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                     1,117,200         17,551,212
                                                                                        -------------------
                                                                                             26,181,532
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Masco Corp.                                                                  529,600         15,194,224
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Administaff, Inc.                                                             36,200          1,523,296
-----------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                33,200          1,508,940
-----------------------------------------------------------------------------------------------------------
Covanta Holding Corp. 1                                                       83,300          1,839,264
-----------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                  33,000            812,460
-----------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                         24,400          1,046,272
-----------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                   43,200            698,544
-----------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                           63,800          1,207,096
-----------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                87,700          6,226,700
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                       181,400          6,641,054
-----------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                   15,400            714,560
                                                                                        -------------------
                                                                                             22,218,186
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV                                                  47,300          1,370,754
-----------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                           24,600          1,467,882
-----------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                    69,900          3,606,840
                                                                                        -------------------
                                                                                              6,445,476
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                                           66,800          3,518,356
-----------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                              35,700          1,421,217
-----------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                         110,100          9,545,670

8 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
Regal-Beloit Corp.                                                            25,000    $     1,278,250
                                                                                        -------------------
                                                                                             15,763,493
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.5%
3M Co.                                                                       296,100         24,120,306
-----------------------------------------------------------------------------------------------------------
General Electric Co.                                                       8,464,000        298,609,920
-----------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                    2,653,300         80,368,457
                                                                                        -------------------
                                                                                            403,098,683
-----------------------------------------------------------------------------------------------------------
MACHINERY--2.7%
AGCO Corp. 1                                                                  67,900          2,120,517
-----------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                          1,318,700         81,798,961
-----------------------------------------------------------------------------------------------------------
Crane Co.                                                                      8,200            312,420
-----------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                 24,300          2,914,056
-----------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                897,100         65,595,952
-----------------------------------------------------------------------------------------------------------
Deere & Co.                                                                  615,200         59,059,200
-----------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                  465,900         35,911,572
-----------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                        32,600          1,246,624
-----------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                    819,100         38,661,520
-----------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                               393,000         15,330,930
-----------------------------------------------------------------------------------------------------------
Kaydon Corp.                                                                  31,600          1,262,420
-----------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                     35,600          2,144,544
-----------------------------------------------------------------------------------------------------------
SPX Corp.                                                                     94,500          5,774,895
-----------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                54,100          2,429,090
-----------------------------------------------------------------------------------------------------------
Valmont Industries, Inc.                                                      12,600            746,550
-----------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                  33,400          1,097,190
                                                                                        -------------------
                                                                                            316,406,441
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
CSX Corp.                                                                  1,383,500         49,612,310
-----------------------------------------------------------------------------------------------------------
Kansas City Southern 1                                                        12,800            346,240
-----------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                   72,400          2,103,220
-----------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                        66,600          3,280,050
-----------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                           57,300          2,989,341
-----------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                              47,300          1,341,901
                                                                                        -------------------
                                                                                             59,673,062
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc.                                         18,550            527,933
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.7%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
ADTRAN, Inc.                                                                  49,100          1,069,889
-----------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                           94,900          1,132,157
-----------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                200,600          2,563,668
-----------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                      5,809,500        156,159,360
-----------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                             76,700          2,314,039
-----------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. 1                                           36,000          1,150,200
-----------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                3,420,300          8,721,765
-----------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                             4,275,500         94,787,835
-----------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                              159,800          4,608,632

9 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                             1,247,675   $     45,652,428
-----------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                              220,000          2,208,800
-----------------------------------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                                          124,300          1,103,784
                                                                                        -------------------
                                                                                            321,472,557
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%

Apple Computer, Inc. 1                                                        56,100          5,143,248
-----------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                       252,000          2,331,000
-----------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                               4,525,500        123,274,620
-----------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                 43,000          1,978,000
-----------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                4,956,500         64,979,715
-----------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                63,800          1,331,506
-----------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                        3,026,200        119,413,852
-----------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                      1,970,000        181,082,400
-----------------------------------------------------------------------------------------------------------
Komag, Inc. 1                                                                 34,600          1,366,008
-----------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                          48,800          3,366,224
-----------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                   77,400          3,321,234
-----------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                     94,500          3,705,345
-----------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                               103,300          2,298,425
                                                                                        -------------------
                                                                                            513,591,577
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                                               1,350,000         42,984,000
-----------------------------------------------------------------------------------------------------------
AVX Corp.                                                                     42,000            652,680
-----------------------------------------------------------------------------------------------------------
Daktronics, Inc.                                                               6,100            220,698
-----------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                   38,900            792,782
-----------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                 21,700          1,041,383
-----------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                36,400            879,060
-----------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                            662,200          2,205,126
-----------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                             74,400          3,111,408
-----------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                              23,000            632,040
-----------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                               56,800          1,735,808
-----------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                               126,500          1,657,150
                                                                                        -------------------
                                                                                             55,912,135
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Digital River, Inc. 1                                                         32,500          1,914,575
-----------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                            193,200          1,257,732
-----------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                        308,700        149,694,804
-----------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                               8,200            229,026
-----------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                              31,300            765,911
-----------------------------------------------------------------------------------------------------------
United Online, Inc.                                                          181,900          2,442,917
-----------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                             129,000          3,368,190
-----------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                  31,700          1,138,030
-----------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                              31,300            799,715
                                                                                        -------------------
                                                                                            161,610,900

10 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Acxiom Corp.                                                                  48,400    $     1,206,128
-----------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                   54,400          2,749,920
-----------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                     11,000            131,890
-----------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                              92,500          2,267,175
-----------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                     83,982          4,383,860
-----------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                            102,500          2,472,300
-----------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                             41,400          1,148,022
-----------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1                                                           32,000          1,996,800
-----------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                913,200         24,784,248
-----------------------------------------------------------------------------------------------------------
First Data Corp.                                                           2,790,100         70,450,025
-----------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                63,300          3,235,263
-----------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                     57,800          1,468,120
-----------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                 22,500            686,250
-----------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                             84,100          1,260,659
-----------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                569,600         22,447,936
-----------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                          75,800          2,079,194
-----------------------------------------------------------------------------------------------------------
Western Union Co. 1                                                        1,596,300         36,395,640
                                                                                        -------------------
                                                                                            179,163,430
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                                              3,699,800         61,046,700
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Agere Systems, Inc. 1                                                        115,900          2,076,928
-----------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                               161,800          3,218,202
-----------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1                                                     172,700          1,764,994
-----------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                       1,328,600         43,206,072
-----------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                    2,970,000         53,400,600
-----------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                326,800          1,653,608
-----------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                  20,600            669,706
-----------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                 25,600          1,209,600
-----------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                          98,800          1,612,416
-----------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                     1,608,566         64,230,040
-----------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                     34,500          1,347,915
-----------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                         117,900          1,945,350
-----------------------------------------------------------------------------------------------------------
Intel Corp.                                                                6,215,600        132,703,060
-----------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                         87,100          2,157,467
-----------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                              67,400          3,482,558
-----------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                            242,100          2,580,786
-----------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                57,800            667,590
-----------------------------------------------------------------------------------------------------------
Micron Technology, Inc. 1                                                  3,295,400         48,112,840
-----------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                 143,600          3,473,684
-----------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                      75,700          2,363,354
-----------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                               270,100          9,990,999
-----------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                            124,300          2,024,847
-----------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                         98,900          1,243,173

11 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                             139,900    $     2,084,510
-----------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    3,379,600         99,867,180
-----------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                             45,500          1,807,715
-----------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                                165,288          2,948,738
-----------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                 41,300            615,783
                                                                                        -------------------
                                                                                            492,459,715
-----------------------------------------------------------------------------------------------------------
SOFTWARE--4.5%
Amdocs Ltd. 1                                                                 29,400          1,133,370
-----------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                          463,200          6,378,264
-----------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                         222,300          7,238,088
-----------------------------------------------------------------------------------------------------------
CA, Inc.                                                                     726,500         15,765,050
-----------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                               141,600          2,602,608
-----------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                                      44,400          1,016,760
-----------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                31,400          1,284,574
-----------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                            238,500          2,001,015
-----------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                             110,500          4,599,010
-----------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                    47,500          1,746,100
-----------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                             1,698,300         53,462,484
-----------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                78,600          2,295,906
-----------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1                                                       73,200          1,237,812
-----------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                        22,400          1,140,608
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                            7,846,854        230,148,228
-----------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                  10,600          1,255,782
-----------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                             6,013,700        114,440,711
-----------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                        39,700            568,107
-----------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                              115,500          2,009,700
-----------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                71,200          1,704,528
-----------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                           3,451,400         73,169,680
-----------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                             210,200          5,370,610
-----------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                       107,300            998,963
                                                                                        -------------------
                                                                                            531,567,958
-----------------------------------------------------------------------------------------------------------
MATERIALS--3.9%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Air Products & Chemicals, Inc.                                               301,700         20,859,538
-----------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                               30,500          2,127,070
-----------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                 35,700          2,413,677
-----------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                     1,800,500         72,038,005
-----------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                             53,800          1,402,566
-----------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                            40,900            833,133
-----------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                              88,900          1,656,207
-----------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                          39,900          1,888,866
-----------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                        173,700          4,290,390
-----------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                               21,500          1,349,770


12 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
-----------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                              35,300   $      1,660,865
-----------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                         436,300         28,054,090
-----------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                              505,800         26,412,876
-----------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1                                                      75,400            780,390
-----------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                                           21,800            324,166
                                                                                        -------------------
                                                                                            166,091,609
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                                         33,400          1,436,200
-----------------------------------------------------------------------------------------------------------
Headwaters, Inc. 1                                                            51,300          1,227,096
                                                                                        -------------------
                                                                                              2,663,296
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America                                                    43,700            985,435
-----------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                               159,900          5,508,555
                                                                                        -------------------
                                                                                              6,493,990
-----------------------------------------------------------------------------------------------------------
METALS & MINING--2.4%
AK Steel Holding Corp. 1                                                     214,600          3,538,754
-----------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                1,800,200         56,112,234
-----------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                    52,300          5,586,163
-----------------------------------------------------------------------------------------------------------
Chaparral Steel Co.                                                           36,600          1,701,900
-----------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                                      27,600          1,325,904
-----------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                  427,700         26,889,499
-----------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                1,165,300         69,743,205
-----------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                    28,400          1,787,496
-----------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                           616,100         75,780,300
-----------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                  52,450          1,946,420
-----------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                      558,600         30,561,006
-----------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                         114,600          3,726,792
-----------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                     72,900          5,452,191
                                                                                        -------------------
                                                                                            284,151,864
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Louisiana-Pacific Corp.                                                       81,000          1,709,100
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.6%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
AT&T, Inc.                                                                 3,629,636        123,080,957
-----------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                            2,725,400        121,525,586
-----------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                             142,700          6,071,885
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                  189,000          2,678,130
-----------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                  57,291          2,947,622
-----------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                 2,462,000         18,932,780
-----------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                               4,295,100        150,070,794
                                                                                        -------------------
                                                                                            425,307,754
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Dobson Communications Corp., Cl. A 1                                          63,700            551,005
-----------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                        5,629,431        109,830,199

13 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Telephone & Data Systems, Inc.                                                46,400   $      2,397,024
                                                                                        -------------------
                                                                                            112,778,228
-----------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
American Electric Power Co., Inc.                                            560,900         23,282,959
-----------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 1,3                       680,100            210,831
                                                                                        -------------------
                                                                                             23,493,790
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                                                   82,100          3,550,004
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Alliant Energy Corp.                                                          57,000          2,217,300
-----------------------------------------------------------------------------------------------------------
Avista Corp.                                                                  12,000            323,160
-----------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                     165,900          2,712,465
-----------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                 1,011,800         46,471,971
                                                                                        -------------------
                                                                                             51,724,896
                                                                                        -------------------
Total Common Stocks (Cost $9,027,843,898)                                                11,645,208,696
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization Preferred Shares (Cost $0)             100,000                400


                                                                               Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                                       485,800             75,299
-----------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                               68,554             15,425
                                                                                        -------------------
Total Rights, Warrants and Certificates (Cost $0)                                                90,724

                                                                              Shares
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24% 4,5
(Cost $58,097,675)                                                        58,097,675         58,097,675
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $9,085,941,573)                             11,703,397,495
-----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.6% 6

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 1.95% in joint repurchase agreement
(Principal Amount/Value $3,650,000,000, with a maturity value of
$3,650,541,417) with Nomura Securities, 5.34%, dated 11/30/06, to be repurchased at $71,268,869 on 12/1/06, collateralized by U.S.
Agency Mortgages, 0.00%-7.374%, 3/15/14-10/25/44, with a value of
$3,723,000,000
(Cost $71,258,299)                                                    $   71,258,299         71,258,299

14 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                                                  Value
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $9,157,199,872)                              100.4%   $11,774,655,794
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.4)       (44,664,806)
                                                                      -------------------------------------
Net Assets                                                                     100.0%   $11,729,990,988
                                                                      =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Partial or fully-loaned security. See accompanying Notes.
3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $210,831, which represents 0.00% of the Fund's net assets. See accompanying Notes.
4. Represents ownership of an affiliated fund, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES          GROSS           GROSS                SHARES
                                                              AUGUST 31, 2006      ADDITIONS      REDUCTIONS     NOVEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%*                 --    361,065,841     302,968,166            58,097,675


                                                                                                                          DIVIDEND
                                                                                                       VALUE                INCOME
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%*                                       $58,097,675              $497,478

* The money market fund and the Fund are affiliated by having the same investment advisor.

5. Rate shown is the 7-day yield as of November 30, 2006.
6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their

15 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated companies) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that

16 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES As of November 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2006, the Fund had on loan securities valued at $69,071,406, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $71,258,299 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

17 | Oppenheimer Main Street Fund

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  9,270,076,404
                                              =================

Gross unrealized appreciation                 $  2,529,383,710
Gross unrealized depreciation                      (24,804,320)
                                              -----------------
Net unrealized appreciation                   $  2,504,579,390
                                              =================

18 | Oppenheimer Main Street Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust II

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007